Statements of Operations (Unaudited) - Quarterly Report - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
ADVERTISING REVENUE	$ 2,126	$ 744	$ 3,066	$ 1,739
COST OF GOODS SOLD	0	0	0	690
GROSS PROFIT	2,126	744	3,066	1,049
GENERAL AND ADMINISTRATIVE EXPENSES:
Advertising	208,830	50,426	263,119	80,930
Depreciation	2,997	396	4,094	628
Independent contractor expense	67,961	37,660	133,950	59,728
Legal expenses	70,080	115,375	86,005	124,575
Accounting and Consulting	121,723	10,662	147,654	10,662
Payroll and related expense	359,440	54,082	522,370	86,990
Travel and related expenses	46,443	0	66,611	1,140
Other general and administrative expenses	72,128	21,301	126,998	51,158
Total General and Administrative expenses	1,493,131	301,877	2,058,883	983,384
(LOSS) FROM OPERATIONS	(1,491,005)	(301,133)	(2,055,817)	(982,335)
OTHER INCOME (EXPENSE)
Change in derivative liabilities	0	0	42,737	0
Interest expense	2,091	0	4,381	0
Amortization of discount on notes payable	(24,201)	(16,418)	(50,347)	(17,681)
INCOME (LOSS) BEFORE INCOME TAXES	(1,517,297)	(317,551)	(2,067,808)	(1,000,016)
PROVISION FOR INCOME TAXES	0	0	0	0
NET (LOSS)	$ (1,517,297)	$ (317,551)	$ (2,067,808)	$ (1,000,016)
Basic and fully diluted net income (loss) per common share:	$ (0.03)		$ (0.05)
Weighted average common shares outstanding	43,535,697		41,972,190
Common Stock [Member]
GENERAL AND ADMINISTRATIVE EXPENSES:
Stock issued for services	$ 254,388	$ 4,612	$ 368,100	$ 4,612
Options Held [Member]
GENERAL AND ADMINISTRATIVE EXPENSES:
Stock issued for services	266,562	7,363	313,571	7,363
Warrant [Member]
GENERAL AND ADMINISTRATIVE EXPENSES:
Stock issued for services	$ 22,579	$ 0	$ 26,411	$ 555,598